Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 16, 2020	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 36,577,000	$ 32,269,000
Cash and cash equivalents	918,382,000	1,062,431,000		$ 711,528,000
Short-term investments	24,985,000	$ 0
Pledged cash as security	$ 190,140,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	0.30%	1.70%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.10%	1.80%
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 5,977,000	$ 2,068,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	918,382,000	1,062,431,000
Short-term investments	$ 24,985,000	$ 0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	100.00%	85.00%
Interest rate risk [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of Cameco's interest rate swap assets	$ 0	$ 2,313,000	$ 7,330,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 150,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis		the three-month Canada Dealer Offered Rate
Margin rate		1.20%
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		3.75%